INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	(8.00%)	4.00%	2.00%
Non-deductible change in fair value of derivative Liability	(41.00%)	(27.00%)	(6.00%)
Non-deductible accretion expense	(3.00%)	7.00%	13.00%
Effect of foreign exchange	77.00%	41.00%	16.00%
Total	0.00%	0.00%	0.00%